Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jan. 01, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
cash equivalents	$ 48,350
Contract liabilities	46,080	$ 5,290
Retained earnings	60,846		$ 6,440	$ 17,771
Unrealized loss	4,603
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
cash equivalents	28,550
US [Member]
Summary of Significant Accounting Policies [Line Items]
cash equivalents	$ 19,280
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years